Financial Assets Measured at Fair Value Through Other Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2023
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Abstract]
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income
	December 31, 2022	June 30, 2023
	RM	RM	USD
Quoted shares measured at fair value through other comprehensive income (“FVTOCI”):
At beginning of year	34,221,879	12,819,747	2,746,363
Addition	-	7,002,234	1,500,082
Fair value adjustment	(21,402,132)	-	-
Disposal	-	(12,819,747)	(2,746,363)
At end of the period	12,819,747	7,002,234	1,500,082